Capital stock - Narrative (Details)		12 Months Ended
	Feb. 26, 2018 CAD ($) shares	Sep. 30, 2019 CAD ($) vote	Sep. 30, 2018 CAD ($)
Capital stock
Disclosure of classes of share capital [line items]
Purchased and cancelled		$ 169,299,000	$ 113,437,000
Preferred shares | Capital stock
Disclosure of classes of share capital [line items]
Number of votes per share | vote		1
Class A subordinate voting shares | Capital stock
Disclosure of classes of share capital [line items]
Number of votes per share | vote		1
Purchased and cancelled		$ 169,299,000	113,437,000
Class A subordinate voting shares | Private Agreement - Founder and Executive Chairman of the Board | Capital stock
Disclosure of classes of share capital [line items]
Number of shares authorized for purchase and cancellation (in shares) | shares	3,230,450
Purchased and cancelled	$ 231,443,000
Transaction costs			300,000
Class A subordinate voting shares | Private Agreement - Founder and Executive Chairman of the Board | Retained earnings
Disclosure of classes of share capital [line items]
Purchased and cancelled	$ 223,792,000
Class B multiple voting shares | Capital stock
Disclosure of classes of share capital [line items]
Number of votes per share | vote		10
Purchased and cancelled		$ 0	$ 0